As filed with the Securities and Exchange Commission on May 8, 2013.

File Nos. 033-11444
811-04986

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 58

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940

Amendment No. 60

FRANKLIN INVESTORS SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906

(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (insert date)pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] on (date) after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the Franklin Balanced Fund, Franklin Equity Income Fund, Franklin Floating Rate Daily Access Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Low Duration Total Return Fund, Franklin Real Return Fund and Franklin Total Return Fund prospectuses of the Registrant and does not otherwise delete, amend, or supersede any information relating to any other Fund classes of the Registrant. As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 7th day of May, 2013.

                               FRANKLIN INVESTORS SECURITIES TRUST

  (Registrant)

 By:    /s/ Karen L. Skidmore_

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson* Edward B. Jamieson	President and Chief Executive Officer – Investment Management Dated: May 7, 2013
Laura F. Fergerson * Laura F. Fergerson	Chief Executive Officer - Finance and Administration Dated: May 7, 2013
Gaston Gardey* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: May 7, 2013
Harris J. Ashton* Harris J. Ashton	Trustee Dated: May 7, 2013
Sam Ginn* Sam Ginn	Trustee Dated: May 7, 2013
Edith E. Holiday* Edith E. Holiday	Trustee Dated: May 7, 2013
Charles B. Johnson* Charles B. Johnson	Trustee Dated: May 7, 2013
Rupert H. Johnson, Jr.* Rupert H. Johnson, Jr.	Trustee Dated: May 7, 2013
J. Michael Luttig* J. Michael Luttig	Trustee Dated: May 7, 2013
Frank A. Olson* Frank A. Olson	Trustee Dated: May 7, 2013

Larry D. Thompson* Larry D. Thompson	Trustee Dated: May 7, 2013
John B. Wilson* John B. Wilson	Trustee Dated: May 7, 2013

*By  /s/Karen L. Skidmore_____

     Karen L. Skidmore, Attorney-in-Fact

     (Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase